Vista Outdoor Inc. - 10-Q Goodwill and Intangible Assets (Goodwill by Segment) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Goodwill	$ 318,251	$ 318,251	$ 465,709	$ 481,857
The Kinetic Group
Goodwill [Line Items]
Goodwill	86,105	86,105	86,105	86,105
Revelyst Outdoor Performance
Goodwill [Line Items]
Goodwill	0	0	36,174	39,973
Revelyst Adventure Sports
Goodwill [Line Items]
Goodwill	0	0	0	12,349
Revelyst Precision Sports Technology
Goodwill [Line Items]
Goodwill	$ 232,146	$ 232,146	$ 343,430	$ 343,430